JOHN HANCOCK FUNDS II

601 Congress Street

Boston, MA  02210

November 15, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”), on behalf of: John Hancock Global Income Fund (the “Fund”) File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplements filed with the Securities and Exchange Commission on November 2, 2017 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228-17-006327), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at 617 572-0420.

Sincerely,

/s/Harsha Pulluru

Harsha Pulluru

Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document